Distribution Date:	10/18/21	CSAIL 2018-CX11 Commercial Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-CX11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-15		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12652UAQ2	2.888300%	30,370,000.00	8,748,447.55	8,748,447.55	21,056.78	0.00	0.00	8,769,504.33	0.00	0.00%	30.00%
A-2	12652UAR0	3.818400%	50,930,000.00	50,930,000.00	6,680,294.90	162,059.26	0.00	0.00	6,842,354.16	44,249,705.10	31.21%	30.00%
A-3	12652UAS8	4.094500%	61,244,000.00	61,244,000.00	0.00	208,969.63	0.00	0.00	208,969.63	61,244,000.00	31.21%	30.00%
A-4	12652UAT6	3.765900%	158,100,000.00	158,100,000.00	0.00	496,157.32	0.00	0.00	496,157.32	158,100,000.00	31.21%	30.00%
A-5	12652UAU3	4.033100%	329,412,000.00	329,412,000.00	0.00	1,107,126.28	0.00	0.00	1,107,126.28	329,412,000.00	31.21%	30.00%
A-SB	12652UAV1	4.033900%	36,952,000.00	36,952,000.00	0.00	124,217.23	0.00	0.00	124,217.23	36,952,000.00	31.21%	30.00%
A-S	12652UAY5	4.251100%	78,611,000.00	78,611,000.00	0.00	278,486.02	0.00	0.00	278,486.02	78,611,000.00	22.63%	21.75%
B	12652UAZ2	4.452300%	39,306,000.00	39,306,000.00	0.00	145,835.09	0.00	0.00	145,835.09	39,306,000.00	18.34%	17.63%
C	12652UBA6	4.788695%	41,688,000.00	41,688,000.00	0.00	166,359.25	0.00	0.00	166,359.25	41,688,000.00	13.79%	13.25%
D	12652UAC3	2.750000%	30,968,000.00	30,968,000.00	0.00	70,968.33	0.00	0.00	70,968.33	30,968,000.00	10.40%	10.00%
E-RR	12652UAF6	4.788695%	19,058,000.00	19,058,000.00	0.00	76,052.45	0.00	0.00	76,052.45	19,058,000.00	8.32%	8.00%
F-RR	12652UAH2	4.788695%	23,822,000.00	23,822,000.00	0.00	95,063.57	0.00	0.00	95,063.57	23,822,000.00	5.72%	5.50%
G-RR	12652UAK5	4.788695%	9,528,000.00	9,528,000.00	0.00	38,022.23	0.00	0.00	38,022.23	9,528,000.00	4.68%	4.50%
NR-RR* 12652UAM1		4.788695%	42,879,784.00	42,879,784.00	0.00	241,717.61	0.00	0.00	241,717.61	42,879,784.00	0.00%	0.00%
Z	12652UBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12652UAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			952,868,784.00	931,247,231.55	15,428,742.45	3,232,091.05	0.00	0.00	18,660,833.50	915,818,489.10

Notional Certificates
X-A	12652UAW9	0.813975%	745,619,000.00	723,997,447.55	0.00	491,096.34	0.00	0.00	491,096.34	708,568,705.10
X-B	12652UAX7	0.163251%	80,994,000.00	80,994,000.00	0.00	11,018.60	0.00	0.00	11,018.60	80,994,000.00
X-D	12652UAA7	2.038695%	30,968,000.00	30,968,000.00	0.00	52,611.91	0.00	0.00	52,611.91	30,968,000.00
Notional SubTotal			857,581,000.00	835,959,447.55	0.00	554,726.85	0.00	0.00	554,726.85	820,530,705.10

Deal Distribution Total					15,428,742.45	3,786,817.90	0.00	0.00	19,215,560.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12652UAQ2	288.06215179	288.06215179	0.69334146	0.00000000	0.00000000	0.00000000	0.00000000	288.75549325	0.00000000
A-2	12652UAR0	1,000.00000000	131.16620656	3.18200000	0.00000000	0.00000000	0.00000000	0.00000000	134.34820656	868.83379344
A-3	12652UAS8	1,000.00000000	0.00000000	3.41208331	0.00000000	0.00000000	0.00000000	0.00000000	3.41208331	1,000.00000000
A-4	12652UAT6	1,000.00000000	0.00000000	3.13824997	0.00000000	0.00000000	0.00000000	0.00000000	3.13824997	1,000.00000000
A-5	12652UAU3	1,000.00000000	0.00000000	3.36091666	0.00000000	0.00000000	0.00000000	0.00000000	3.36091666	1,000.00000000
A-SB	12652UAV1	1,000.00000000	0.00000000	3.36158341	0.00000000	0.00000000	0.00000000	0.00000000	3.36158341	1,000.00000000
A-S	12652UAY5	1,000.00000000	0.00000000	3.54258335	0.00000000	0.00000000	0.00000000	0.00000000	3.54258335	1,000.00000000
B	12652UAZ2	1,000.00000000	0.00000000	3.71025009	0.00000000	0.00000000	0.00000000	0.00000000	3.71025009	1,000.00000000
C	12652UBA6	1,000.00000000	0.00000000	3.99057882	0.00000000	0.00000000	0.00000000	0.00000000	3.99057882	1,000.00000000
D	12652UAC3	1,000.00000000	0.00000000	2.29166656	0.00000000	0.00000000	0.00000000	0.00000000	2.29166656	1,000.00000000
E-RR	12652UAF6	1,000.00000000	0.00000000	3.99057876	0.00000000	0.00000000	0.00000000	0.00000000	3.99057876	1,000.00000000
F-RR	12652UAH2	1,000.00000000	0.00000000	3.99057888	0.00000000	0.00000000	0.00000000	0.00000000	3.99057888	1,000.00000000
G-RR	12652UAK5	1,000.00000000	0.00000000	3.99057830	0.00000000	0.00000000	0.00000000	0.00000000	3.99057830	1,000.00000000
NR-RR	12652UAM1	1,000.00000000	0.00000000	5.63709952	(1.64652065)	5.68053748	0.00000000	0.00000000	5.63709952	1,000.00000000
Z	12652UBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12652UAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12652UAW9	971.00187569	0.00000000	0.65864247	0.00000000	0.00000000	0.00000000	0.00000000	0.65864247	950.30934713
X-B	12652UAX7	1,000.00000000	0.00000000	0.13604218	0.00000000	0.00000000	0.00000000	0.00000000	0.13604218	1,000.00000000
X-D	12652UAA7	1,000.00000000	0.00000000	1.69891210	0.00000000	0.00000000	0.00000000	0.00000000	1.69891210	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	21,056.78	0.00	21,056.78	0.00	0.00	0.00	21,056.78	0.00
A-2	09/01/21 - 09/30/21	30	0.00	162,059.26	0.00	162,059.26	0.00	0.00	0.00	162,059.26	0.00
A-3	09/01/21 - 09/30/21	30	0.00	208,969.63	0.00	208,969.63	0.00	0.00	0.00	208,969.63	0.00
A-4	09/01/21 - 09/30/21	30	0.00	496,157.32	0.00	496,157.32	0.00	0.00	0.00	496,157.32	0.00
A-5	09/01/21 - 09/30/21	30	0.00	1,107,126.28	0.00	1,107,126.28	0.00	0.00	0.00	1,107,126.28	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	124,217.23	0.00	124,217.23	0.00	0.00	0.00	124,217.23	0.00
X-A	09/01/21 - 09/30/21	30	0.00	491,096.34	0.00	491,096.34	0.00	0.00	0.00	491,096.34	0.00
X-B	09/01/21 - 09/30/21	30	0.00	11,018.60	0.00	11,018.60	0.00	0.00	0.00	11,018.60	0.00
X-D	09/01/21 - 09/30/21	30	0.00	52,611.91	0.00	52,611.91	0.00	0.00	0.00	52,611.91	0.00
A-S	09/01/21 - 09/30/21	30	0.00	278,486.02	0.00	278,486.02	0.00	0.00	0.00	278,486.02	0.00
B	09/01/21 - 09/30/21	30	0.00	145,835.09	0.00	145,835.09	0.00	0.00	0.00	145,835.09	0.00
C	09/01/21 - 09/30/21	30	0.00	166,359.25	0.00	166,359.25	0.00	0.00	0.00	166,359.25	0.00
D	09/01/21 - 09/30/21	30	0.00	70,968.33	0.00	70,968.33	0.00	0.00	0.00	70,968.33	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	76,052.45	0.00	76,052.45	0.00	0.00	0.00	76,052.45	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	95,063.57	0.00	95,063.57	0.00	0.00	0.00	95,063.57	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	38,022.23	0.00	38,022.23	0.00	0.00	0.00	38,022.23	0.00
NR-RR	09/01/21 - 09/30/21	30	312,933.88	171,115.16	0.00	171,115.16	(70,602.45)	0.00	0.00	241,717.61	243,580.22
Totals			312,933.88	3,716,215.45	0.00	3,716,215.45	(70,602.45)	0.00	0.00	3,786,817.90	243,580.22

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	19,215,560.35
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,728,910.02	Master Servicing Fee	5,542.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,742.69
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.02
ARD Interest	0.00	Operating Advisor Fee	851.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	169.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,728,910.02	Total Fees	12,694.53

Principal		Expenses/Reimbursements
Scheduled Principal	678,742.45	Reimbursement for Interest on Advances	514.29
Unscheduled Principal Collections		ASER Amount	(18,836.87)
Principal Prepayments	14,750,000.00	Special Servicing Fees (Monthly)	(54,583.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,303.46
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	15,428,742.45	Total Expenses/Reimbursements	(70,602.45)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,786,817.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	15,428,742.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,215,560.35
Total Funds Collected	19,157,652.47	Total Funds Distributed	19,157,652.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	931,247,231.89	931,247,231.89	Beginning Certificate Balance	931,247,231.55
(-) Scheduled Principal Collections	678,742.45	678,742.45	(-) Principal Distributions	15,428,742.45
(-) Unscheduled Principal Collections	14,750,000.00	14,750,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	915,818,489.44	915,818,489.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	931,440,857.50	931,440,857.50	Ending Certificate Balance	915,818,489.10
Ending Actual Collateral Balance	916,168,484.15	916,168,484.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.34)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.34)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP
	9,999,999 or less	27	161,446,102.71	17.63%	73	5.2087	1.726472	1.4999 or less	20	245,131,165.06	26.77%	75	5.0384	1.093460
10,000,000 to 19,999,999		18	251,014,184.97	27.41%	75	4.9280	1.752710	1.5000 to 1.7499	11	162,676,846.94	17.76%	59	5.1350	1.658584
20,000,000 to 29,999,999		7	175,038,117.15	19.11%	55	4.2067	2.410567	1.7500 to 1.9999	8	123,566,650.03	13.49%	73	4.7266	1.862151
30,000,000 to 49,999,999		5	202,720,000.00	22.14%	68	4.8466	1.709361	2.0000 to 2.9999	12	215,556,530.86	23.54%	73	4.5641	2.283428
	50,000,000 or greater	2	120,369,226.38	13.14%	75	4.7285	2.786863	3.0000 or greater	8	163,656,438.32	17.87%	62	4.4462	3.436715
	Totals	60	915,818,489.44	100.00%	69	4.7977	1.997446	Totals	60	915,818,489.44	100.00%	69	4.7977	1.997446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP	Totals	117	915,818,489.44	100.00%	69	4.7977	1.997446
Arizona	1	12,500,000.00	1.36%	78	4.8850	1.550000
									Property Type³
Arkansas	1	9,109,079.71	0.99%	78	5.1100	1.430000
California	29	101,030,372.90	11.03%	75	4.5994	2.269345		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	13,033,465.31	1.42%	77	5.4100	0.100000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	7	120,580,459.24	13.17%	76	5.1694	2.477471	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP
Georgia	5	12,836,755.44	1.40%	75	5.1771	2.433804	Industrial	14	80,252,461.43	8.76%	71	4.7366	2.323615
Illinois	5	73,913,121.45	8.07%	54	5.3083	1.946763	Lodging	17	189,860,456.94	20.73%	76	5.3455	1.867761
Indiana	4	8,263,223.07	0.90%	74	5.1354	1.602143	Mixed Use	8	68,277,505.87	7.46%	72	4.4830	1.899006
Kentucky	2	1,138,628.41	0.12%	68	5.0100	1.380000	Multi-Family	27	104,875,961.82	11.45%	61	4.3772	1.712518
Maryland	1	17,536,251.18	1.91%	77	4.8850	2.120000	Office	28	261,977,509.45	28.61%	66	4.5048	2.438743
Michigan	5	42,960,941.75	4.69%	75	4.6149	1.726756	Other	1	40,000,000.00	4.37%	42	5.5100	1.730000
Minnesota	1	2,409,264.71	0.26%	73	4.3690	2.390000	Retail	21	165,343,735.94	18.05%	75	4.8698	1.597615
New Jersey	5	50,079,656.33	5.47%	75	4.8065	1.710722	Totals	117	915,818,489.44	100.00%	69	4.7977	1.997446
New York	7	188,359,211.23	20.57%	67	4.3154	1.816131
North Carolina	1	9,419,783.04	1.03%	77	5.5100	1.860000
Ohio	12	63,121,830.36	6.89%	74	4.8365	1.600707
Pennsylvania	7	61,343,098.40	6.70%	54	4.5040	1.763547
South Carolina	1	10,181,613.73	1.11%	75	5.5150	1.280000
Tennessee	2	6,885,353.06	0.75%	73	4.5277	2.221881
Texas	13	52,646,043.67	5.75%	69	5.0722	2.268520
Virginia	3	29,409,197.81	3.21%	44	5.0559	3.815010
Washington	1	4,817,098.82	0.53%	74	5.7400	0.500000
Washington, DC	1	16,300,000.00	1.78%	71	4.2200	1.870000
West Virginia	1	2,713,181.82	0.30%	73	4.3690	2.390000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP
	3.9999% or less	2	49,750,000.00	5.43%	49	3.2656	3.208342	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	11	249,476,568.65	27.24%	72	4.2524	2.044412	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	13	220,952,240.06	24.13%	66	4.8274	2.197265	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	33	390,408,822.50	42.63%	71	5.3174	1.709654	37 months to 48 months	51	783,586,181.04	85.56%	69	4.8420	2.083301
	Totals	60	915,818,489.44	100.00%	69	4.7977	1.997446	49 months or greater	8	127,001,450.17	13.87%	69	4.5023	1.497277
								Totals	60	915,818,489.44	100.00%	69	4.7977	1.997446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP
	60 months or less	5	112,195,001.74	12.25%	29	4.7464	2.479218	Interest Only	22	408,093,121.45	44.56%	66	4.6177	1.937155
61 months to 119 months		54	798,392,629.47	87.18%	75	4.8014	1.934445	299 months or less	7	62,441,267.34	6.82%	60	5.2508	2.489522
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	30	440,053,242.42	48.05%	73	4.8939	1.992064
	Totals	60	915,818,489.44	100.00%	69	4.7977	1.997446	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	915,818,489.44	100.00%	69	4.7977	1.997446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,230,858.23	0.57%	78	5.3400	NAP				None
Underwriter's Information		2	45,695,001.74	4.99%	27	4.8912	2.794088
	12 months or less	51	816,516,667.88	89.16%	71	4.7845	1.981710
	13 months to 24 months	5	22,375,961.59	2.44%	72	5.4149	1.446507
	25 months or greater	1	26,000,000.00	2.84%	71	4.4100	1.710000
	Totals	60	915,818,489.44	100.00%	69	4.7977	1.997446
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2A	30314417	Various Various		Various	Actual/360	4.369%	231,192.92	0.00	0.00	N/A	11/06/27	--	63,500,000.00	63,500,000.00	10/06/21
2A1	30314418	LO	Clearwater Beach	FL	Actual/360	5.130%	243,472.50	83,404.30	0.00	N/A	03/06/28	--	56,952,630.68	56,869,226.38	10/06/21
3AA1B	30314421	OF	New York	NY	Actual/360	4.096%	102,390.25	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	10/06/21
3AA2	30314422				Actual/360	4.096%	33,379.22	0.00	0.00	N/A	12/06/27	--	9,780,000.00	9,780,000.00	10/06/21
3AA3	30314423				Actual/360	4.096%	17,065.04	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	10/06/21
3AA4	30314424				Actual/360	4.096%	17,065.04	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	10/06/21
4A22	30314137	Various Various		CA	Actual/360	4.890%	190,384.00	0.00	0.00	N/A	02/06/28	--	46,720,000.00	46,720,000.00	10/06/21
5A1	30314425	RT	Bronx	NY	Actual/360	5.174%	194,025.00	0.00	0.00	N/A	04/05/28	--	45,000,000.00	45,000,000.00	10/05/21
6	30298842	MF	Tuckahoe	NY	Actual/360	4.340%	148,283.33	0.00	0.00	N/A	08/05/27	--	41,000,000.00	41,000,000.00	10/05/21
7A1	30314427	98	Chicago	IL	Actual/360	5.510%	183,666.67	0.00	0.00	N/A	04/05/25	--	40,000,000.00	40,000,000.00	10/05/21
8A2	30314430	LO	Melbourne	FL	Actual/360	5.061%	68,846.60	23,047.90	0.00	N/A	12/05/27	--	16,324,030.25	16,300,982.35	10/05/21
8A3	30314431				Actual/360	5.061%	68,846.60	23,047.90	0.00	N/A	12/05/27	--	16,324,030.25	16,300,982.35	10/05/21
9A2	30314432	OF	Sunnyvale	CA	Actual/360	3.619%	89,718.56	0.00	0.00	N/A	12/06/27	--	29,750,000.00	29,750,000.00	10/06/21
10	30314433	RT	Brighton	MI	Actual/360	4.710%	110,164.01	44,049.98	0.00	N/A	03/06/28	--	28,067,263.10	28,023,213.12	10/06/21
11	30314434	OF	Various	VA	Actual/360	4.875%	99,896.89	82,962.72	0.00	N/A	11/06/24	--	24,590,004.60	24,507,041.88	10/06/21
12A2B	30314435	RT	Whitehall	PA	Actual/360	4.056%	86,580.39	45,598.20	0.00	N/A	11/01/27	--	25,615,500.49	25,569,902.29	10/01/21
13	30314436	MU	New York	NY	Actual/360	4.410%	95,550.00	0.00	0.00	N/A	09/06/27	--	26,000,000.00	26,000,000.00	03/06/20
14	30314437	OF	Robinson	PA	Actual/360	4.910%	86,817.13	30,076.51	0.00	N/A	02/06/23	--	21,218,036.37	21,187,959.86	10/06/21
15A3	30314438	MF	New York	NY	Actual/360	2.740%	45,666.67	0.00	0.00	N/A	10/06/22	--	20,000,000.00	20,000,000.00	10/06/21
16	30314439	OF	Baltimore	MD	Actual/360	4.885%	71,496.19	26,784.56	0.00	N/A	03/06/28	--	17,563,035.74	17,536,251.18	10/06/21
17	30314440	RT	West Palm Beach	FL	Actual/360	5.180%	78,779.17	0.00	0.00	N/A	04/06/28	--	18,250,000.00	18,250,000.00	10/06/21
18	30299373	OF	Fairlawn	OH	Actual/360	4.690%	67,614.17	0.00	0.00	01/05/28	01/05/38	--	17,300,000.00	17,300,000.00	10/05/21
19A2	30314441	OF	Cincinnati	OH	Actual/360	4.202%	57,678.26	24,758.84	0.00	N/A	09/05/27	--	16,473,411.07	16,448,652.23	10/05/21
20	30298811	MU	Washington	DC	Actual/360	4.220%	57,321.67	0.00	0.00	N/A	09/05/27	--	16,300,000.00	16,300,000.00	10/05/21
21	30314442	LO	Beavercreek	OH	Actual/360	5.565%	70,836.60	20,791.89	0.00	N/A	03/06/28	--	15,274,739.35	15,253,947.46	10/06/21
22	30314443	RT	Oxnard	CA	Actual/360	5.250%	64,531.25	14,750,000.00	0.00	N/A	04/06/28	--	14,750,000.00	0.00	10/06/21
23	30314444	LO	Broomfield	CO	Actual/360	5.410%	58,836.10	17,054.85	0.00	N/A	03/06/28	--	13,050,520.16	13,033,465.31	10/06/21
24	30314445	RT	Normal	IL	Actual/360	5.190%	57,846.88	0.00	0.00	N/A	02/06/27	--	13,375,000.00	13,375,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30314446	RT	Pittsburgh	PA	Actual/360	4.650%	46,022.20	18,948.04	0.00	N/A	02/06/28	--	11,876,697.66	11,857,749.62	10/06/21
26	30314447	LO	Secaucus	NJ	Actual/360	5.210%	51,622.15	17,093.95	0.00	N/A	04/06/28	--	11,889,939.11	11,872,845.16	10/06/21
27	30314448	MF	Flagstaff	AZ	Actual/360	4.885%	50,885.42	0.00	0.00	N/A	04/06/28	--	12,500,000.00	12,500,000.00	10/06/21
28	30314449	IN	Springfield	NJ	Actual/360	5.200%	49,353.04	14,481.10	0.00	N/A	03/06/28	--	11,389,162.55	11,374,681.45	10/06/21
29	30314450	OF	Los Angeles	CA	Actual/360	5.110%	47,906.25	0.00	0.00	N/A	02/06/28	--	11,250,000.00	11,250,000.00	10/06/21
30A1	30314452	OF	Chicago	IL	Actual/360	4.704%	43,120.00	0.00	0.00	N/A	12/05/27	--	11,000,000.00	11,000,000.00	10/05/21
31	30314455	IN	Austin	TX	Actual/360	4.170%	37,855.81	15,743.65	0.00	N/A	02/06/28	--	10,893,757.78	10,878,014.13	10/06/21
32	30314456	LO	Myrtle Beach	SC	Actual/360	5.515%	46,888.41	20,759.79	0.00	N/A	01/06/28	--	10,202,373.52	10,181,613.73	10/06/21
33	30314457	IN	Glenwillow	OH	Actual/360	4.950%	40,223.55	17,519.92	0.00	03/06/28	02/06/33	--	9,751,163.26	9,733,643.34	10/06/21
34	30314458	LO	Ormond Beach	FL	Actual/360	5.684%	45,885.83	12,921.94	0.00	N/A	03/05/28	--	9,687,367.42	9,674,445.48	10/05/21
35A3	30314459	MF	Various	Various	Actual/360	5.010%	23,432.69	8,813.28	0.00	N/A	06/06/27	--	5,612,619.37	5,603,806.09	10/06/21
35A6	30314460				Actual/360	5.010%	15,621.79	5,875.53	0.00	N/A	06/06/27	--	3,741,745.93	3,735,870.40	10/06/21
36	30314461	OF	Charlotte	NC	Actual/360	5.510%	43,308.12	12,112.50	0.00	N/A	03/06/28	--	9,431,895.54	9,419,783.04	10/06/21
37	30314462	IN	Jonesboro	AR	Actual/360	5.110%	38,846.29	13,335.89	0.00	N/A	04/06/28	--	9,122,415.60	9,109,079.71	10/06/21
38	30299455	MF	San Antonio	TX	Actual/360	4.900%	36,750.00	0.00	0.00	N/A	03/05/28	--	9,000,000.00	9,000,000.00	10/05/21
39	30314463	Various Various		Various	Actual/360	5.360%	35,077.24	9,254.35	0.00	N/A	12/05/27	--	7,853,114.12	7,843,859.77	10/05/21
40	30299620	LO	Beverly Hills	CA	Actual/360	5.170%	30,990.74	10,464.14	0.00	N/A	03/05/28	--	7,193,207.71	7,182,743.57	08/05/21
41	30314464	LO	Grand Prairie	TX	Actual/360	6.200%	32,700.72	7,722.23	0.00	N/A	03/05/28	--	6,329,172.55	6,321,450.32	10/05/21
42	30314465	IN	Grand Prairie	TX	Actual/360	5.202%	28,177.50	0.00	0.00	N/A	03/06/23	--	6,500,000.00	6,500,000.00	10/06/21
43	30314466	OF	Neptune	NJ	Actual/360	4.793%	23,343.87	8,110.67	0.00	N/A	12/05/27	--	5,844,491.73	5,836,381.06	10/05/21
44	30314467	MF	Sherman	TX	Actual/360	5.770%	27,173.04	6,529.17	0.00	N/A	02/05/28	--	5,651,238.43	5,644,709.26	10/05/21
45	30314468	IN	Alpharetta	GA	Actual/360	4.810%	23,047.92	0.00	0.00	N/A	02/06/28	--	5,750,000.00	5,750,000.00	10/06/21
46	30314469	MF	Irving	TX	Actual/360	5.340%	23,310.11	7,368.41	0.00	N/A	04/06/28	--	5,238,226.64	5,230,858.23	10/06/21
47	30314470	LO	Hopewell	VA	Actual/360	5.960%	24,393.90	9,367.86	0.00	N/A	02/06/28	--	4,911,523.79	4,902,155.93	10/06/21
48	30314471	LO	Liberty Lake	WA	Actual/360	5.740%	23,087.68	9,594.44	0.00	N/A	12/05/27	--	4,826,693.26	4,817,098.82	04/05/21
49	30314472	MU	Chicago	IL	Actual/360	5.140%	21,416.67	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	10/06/21
50	30299208	LO	Hemet	CA	Actual/360	5.610%	20,364.25	8,807.42	0.00	N/A	12/05/27	--	4,355,989.39	4,347,181.97	10/05/21
51	30314473	MF	Various	TX	Actual/360	5.960%	22,576.98	5,073.59	0.00	N/A	02/05/28	--	4,545,701.36	4,540,627.77	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
52	30297570	LO	Schiller Park	IL	Actual/360	5.530%	20,913.18	0.00	0.00	N/A	01/05/27	--	4,538,121.45	4,538,121.45	09/05/21
53	30314474	LO	Athens	GA	Actual/360	5.630%	20,256.16	5,812.34	0.00	N/A	03/06/28	--	4,317,477.33	4,311,664.99	10/06/21
54	30314475	LO	Fort Wayne	IN	Actual/360	5.770%	19,042.34	7,746.07	0.00	N/A	02/06/28	--	3,960,277.74	3,952,531.67	10/06/21
55	30314476	MF	Denison	TX	Actual/360	5.170%	12,298.81	3,708.52	0.00	N/A	12/05/27	--	2,854,656.59	2,850,948.07	10/05/21
56	30298972	RT	Philadelphia	PA	Actual/360	5.790%	5,066.25	0.00	0.00	N/A	11/05/27	--	1,050,000.00	1,050,000.00	10/05/21
Totals							3,728,910.02	15,428,742.45	0.00				931,247,231.89	915,818,489.44
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A	21,571,245.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	90,585,915.44	242,975,553.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA1B	20,598,107.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA2	20,598,107.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA3	20,598,107.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA4	20,598,107.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	28,539,818.96	27,736,830.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	4,780,150.39	4,785,143.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,863,059.50	4,043,999.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	4,394,580.99	6,061,851.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	12,519,022.30	19,032,332.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	12,519,022.30	19,032,332.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	19,862,163.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,140,201.86	3,014,411.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	18,998,647.42	19,313,755.22	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2B	19,682,731.93	23,609,354.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	10/13/20	240,815.97	60,950.82	94,331.68	1,781,073.42	217,005.84	0.00
14	2,784,920.94	2,301,904.15	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A3	18,508,518.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,543,494.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,882,984.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,211,278.72	3,257,632.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	6,011,786.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,321,744.48	1,342,446.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(63,500.67)	1,146,861.42	01/01/21	06/30/21	--	0.00	0.00	916,217.84	916,217.84	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(1,172,195.64)	744,720.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,760,961.38	2,971,406.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	3,321,970.16	2,730,558.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	388,235.42	661,024.91	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	941,232.20	983,647.53	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	4,678,555.76	5,150,024.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	944,346.50	931,373.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30A1	39,128,787.16	36,053,334.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,953,872.79	2,340,297.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	461,222.68	1,177,510.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,055,719.59	1,067,736.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	7,997,341.44	14,925,333.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35A3	5,715,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35A6	5,715,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,110,659.46	2,646,222.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,058,073.77	1,057,718.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	879,401.45	897,329.25	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	720,013.54	732,004.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(23,009.04)	80,499.62	01/01/21	06/30/21	--	0.00	0.00	82,848.78	82,848.78	0.00	0.00
41	1,354,121.16	1,782,453.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	824,723.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	3,018,214.52	2,481,173.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	594,390.37	136,515.90	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	968,598.31	1,028,858.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	908,917.81	1,814,688.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	250,794.11	0.00	--	--	09/11/20	1,014,695.19	14,871.48	176,248.59	176,248.59	0.00	0.00
49	393,668.82	328,153.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	813,244.85	842,279.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	477,410.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	(90,378.23)	63,691.48	07/01/20	06/30/21	--	0.00	0.00	20,894.27	20,894.27	0.00	0.00
53	444,075.14	626,043.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	221,179.08	0.00	--	--	--	0.00	0.00	85,716.34	85,716.34	1,230.04	0.00
55	255,171.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	174,644.85	140,559.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	449,296,027.37	462,049,571.05				1,255,511.16	75,822.30	1,376,257.50	3,062,999.24	218,235.88	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	30314443	14,750,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		14,750,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	26,000,000.00	3	40,134,145.40	1	0.00	0	0.00	0	0.00	1	14,750,000.00	4.797730%	4.781357%	69
09/17/21	0	0.00	0	0.00	2	40,750,000.00	3	40,162,651.26	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805053%	4.788695%	70
08/17/21	0	0.00	0	0.00	2	40,750,000.00	3	40,188,833.54	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805188%	4.788830%	71
07/16/21	0	0.00	0	0.00	2	40,750,000.00	3	40,214,890.53	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805322%	4.788964%	72
06/17/21	0	0.00	0	0.00	2	40,750,000.00	2	14,243,022.40	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805473%	4.789115%	73
05/17/21	0	0.00	0	0.00	2	40,750,000.00	2	14,268,820.06	1	14,750,000.00	1	10,279,814.92	0	0.00	0	0.00	4.805605%	4.789247%	74
04/16/21	0	0.00	0	0.00	3	51,050,125.46	3	29,046,702.14	0	0.00	1	4,538,121.45	0	0.00	0	0.00	4.805754%	4.789397%	75
03/17/21	1	20,000,000.00	0	0.00	3	51,068,769.54	3	29,081,025.23	0	0.00	3	20,876,682.76	0	0.00	0	0.00	4.806076%	4.789719%	76
02/18/21	1	4,891,112.23	0	0.00	4	55,104,311.76	2	14,354,311.76	0	0.00	0	0.00	0	0.00	0	0.00	4.806186%	4.789829%	77
01/15/21	0	0.00	1	7,300,334.60	6	75,514,835.59	2	14,379,576.84	0	0.00	2	22,786,016.52	0	0.00	0	0.00	4.806261%	4.789904%	78
12/17/20	0	0.00	0	0.00	7	82,792,427.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.806343%	4.789986%	79
11/18/20	0	0.00	0	0.00	7	82,858,777.62	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	4.806492%	4.790136%	80
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	30314436	03/06/20	18	6	94,331.68	1,781,073.42	287,924.61	26,000,000.00	06/24/20	2		06/09/21
Totals					94,331.68	1,781,073.42	287,924.61	26,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		0	0	0	0
7 - 12 Months		20,000,000	20,000,000	0	0
13 - 24 Months		27,687,960	27,687,960	0	0
25 - 36 Months		0	0	0	0
37 - 48 Months		64,507,042	64,507,042	0	0
49 - 60 Months		0	0	0	0
> 60 Months		803,623,488	763,489,342	40,134,145	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	915,818,489	875,684,344	0	0	0	26,000,000
Sep-21	931,247,232	876,334,581	0	0	0	40,750,000
Aug-21	931,863,835	876,925,002	0	0	0	40,750,000
Jul-21	932,477,777	877,512,886	0	0	0	40,750,000
Jun-21	933,148,538	888,416,502	0	0	26,000,000	14,750,000
May-21	933,756,930	889,017,925	0	0	26,000,000	14,750,000
Apr-21	934,422,344	883,372,219	0	0	36,300,125	14,750,000
Mar-21	935,258,228	864,189,459	20,000,000	0	36,318,770	14,750,000
Feb-21	935,951,238	875,955,814	4,891,112	0	40,750,000	14,354,312
Jan-21	936,470,853	853,655,683	0	7,300,335	61,135,259	14,379,577
Dec-20	936,968,242	854,175,814	0	0	82,792,428	0
Nov-20	937,596,014	854,737,236	0	0	82,858,778	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30314436	26,000,000.00	26,000,000.00	29,100,000.00	08/12/20	1,990,827.01	1.71000	09/30/19	09/06/27	I/O
22	30314443	0.00	-		10/05/20	1,758,814.44	1.12000	12/31/19	04/06/28	I/O
Totals		26,000,000.00	26,000,000.00	29,100,000.00		3,749,641.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30314436	MU	NY	06/24/20	2

10/12/2021 - Loan is fully accelerated. Court has adjourned the hearing on the receivership application until 9/30. Lender is prepared to proceed with enforcement action once the foreclosure moratorium is lifted.

22	30314443	RT	CA	09/18/20	7

9/13/2021 - Property was foreclosed on 4/15/2021 and Deed recorded 4/27/2021. Receiver has been discharged and Receivership account closed. Property is 100% occupied with both tenants paying rent as of 4/1/2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30314418	57,957,488.56	5.13000%	57,886,638.97	5.13000%	8	09/16/20	09/16/20	10/02/20
5A1	30314425	45,000,000.00	5.17400%	45,000,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
21	30314442	0.00	5.56500%	15,448,367.69	5.56500%	10	12/04/20	12/04/20	12/23/20
26	30314447	0.00	5.21000%	0.00	5.21000%	10	01/25/21	06/06/20	02/11/21
32	30314456	0.00	5.51500%	0.00	5.51500%	8	03/26/21	03/26/21	04/20/21
40	30299620	7,300,335.00	5.17000%	7,248,203.00	5.17000%	10	12/09/20	12/09/20	01/07/21
48	30314471	0.00	5.74000%	0.00	5.74000%	10	01/28/21	01/28/21	02/11/21
52	30297570	0.00	5.53000%	0.00	5.53000%	10	04/05/21	04/05/21	04/06/21
54	30314475	0.00	5.77000%	0.00	5.77000%	8	01/21/21	01/21/21	02/24/21
Totals		110,257,823.56		125,583,209.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	1,002.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,416.67	0.00	0.00	884.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	458.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	(60,000.00)	0.00	0.00	0.00	0.00	0.00	(20.08)	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	338.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	207.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	163.41	(19,720.87)	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	534.37	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	133.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(54,583.33)	0.00	2,303.46	(18,836.87)	0.00	0.00	514.29	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(70,602.45)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2018-CX11 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special

Servicer Fees would be disclosed here.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29